Income (Loss) Per Share - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share [Abstract]
Anti-dilutive effect attributable to outstanding stock-based awards	3.1	3.9	3.1	3.9